Note 2 - Fresh Start Accounting - Cumulative Impact of Fresh Start Adjustments on APIC (Details)	May 05, 2016 USD ($)
Cash proceeds from issuance of common stock	$ 7,052,500	[1],[2],[3],[4]
Establishment of intangible assets	10,476,284	[5],[6]
Net assets of the predecessor	359,935	[7],[8],[9],[10]
Less par value of common and preferred stock	(753)	[11],[12]
	$ 17,887,966	[13],[14]

[1]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of New Common Stock, par value $0.0001 per share, to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued Warrants to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided Backstop Commitments to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[2]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of New Common Stock, par value $0.0001 per share, to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued Warrants to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided Backstop Commitments to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[3]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of new common stock, par value $0.0001 per share (the "New Common Stock"), to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued warrants (the "Warrants") to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided backstop commitments (collectively, the "Backstop Commitment") to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[4]	Pursuant to the Plan of Reorganization, as of the Effective Date, the Company issued 7,500,000 shares of new common stock, par value $0.0001 per share (the "New Common Stock"), to certain accredited investors for net cash to the Company of $7,052,500. The Company also issued warrants (the "Warrants") to purchase 6,180,000 shares of New Common Stock to certain of the investors. The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share. The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. Certain investors also provided backstop commitments (collectively, the "Backstop Commitment") to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000. The Company cannot call the Backstop Commitment prior to June 30, 2017. The New Common Stock, Warrants and Backstop Commitment are classified as equity.
[5]	(2) Represents identifiable intangible assets of approximately $8.4 million and goodwill of approximately $2.1 million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company's assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill. The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter 11 bankruptcy to be $17.9 million. Enterprise value is defined as the total invested capital, which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from May 5, 2016 through the year ending December 31, 2025 along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model. In applying fresh start accounting, the Company followed these principles: ? The reorganization value, estimated as approximately $24.0 million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of May 5, 2016. ? Each liability existing as of May 5, 2016 has been stated at its estimated fair value. ? Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of May 5, 2016 to reduce deferred tax assets to the amounts expected to be realized. Pursuant to fresh start accounting the Company allocated the determined reorganization value to the Successor Company’s assets as follows (in thousands): Enterprise Value $ 17,889 Plus estimated fair value of liabilities 6,161 Reorganization Value 24,050 Less: Estimated fair value of tangible assets (13,574) Estimated fair value of identifiable intangible assets (8,397) Goodwill $ 2,079
[6]	(2) Represents identifiable intangible assets of approximately $8.4 million and goodwill of approximately $2.1 million. Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represents the fair value of the Successor Company's assets before considering liabilities, and the excess of reorganization value over the fair value of identified tangible and intangible assets is reported separately on the consolidated balance sheet as goodwill. The Company, with the assistance of external valuation specialists, estimated the enterprise value of the Company upon emergence from Chapter 11 bankruptcy to be $17.9 million. Enterprise value is defined as the total invested capital, which includes cash and cash equivalents. The estimate is based on a calculation of the present value of the projected future cash flows of the Company from May 5, 2016 through the year ending December 31, 2025 along with a terminal value. The Company estimated a terminal value using the Gordon Growth Model. In applying fresh start accounting, the Company followed these principles: ? The reorganization value, estimated as approximately $24.0 million, which represents the sum of the enterprise value and estimated fair value of noninterest bearing liabilities, was allocated to the Successor Company's assets based on their estimated fair values. The reorganization value exceeded the sum of the fair value assigned to the assets, and the excess was recognized as goodwill of the Successor Company as of May 5, 2016. ? Each liability existing as of May 5, 2016 has been stated at its estimated fair value. ? Deferred tax assets and liabilities have been recognized for differences between the assigned values and the tax basis of the recognized assets and liabilities, and have been fully valued as of May 5, 2016 to reduce deferred tax assets to the amounts expected to be realized. Pursuant to fresh start accounting the Company allocated the determined reorganization value to the Successor Company’s assets as follows (in thousands): Enterprise Value $ 17,889 Plus estimated fair value of liabilities 6,161 Reorganization Value 24,050 Less: Estimated fair value of tangible assets (13,574) Estimated fair value of identifiable intangible assets (8,397) Goodwill $ 2,079
[7]	Reflects the elimination of retained earnings upon the application of fresh start accounting.
[8]	Reflects the elimination of retained earnings upon the application of fresh start accounting.
[9]	Reflects the elimination of retained earnings upon the application of fresh start accounting.
[10]	Reflects the elimination of retained earnings upon the application of fresh start accounting.
[11]	Pursuant to the Plan of Reorganization, on the Effective Date, the Company issued 29,038 shares of Series A Preferred Stock to Deerfield. The Series A Preferred Stock has no stated maturity date, is not convertible or redeemable and carries a liquidation preference of $29,038,000, which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction. The Series A Preferred Stock is carried at par value and is classified as equity.
[12]	Pursuant to the Plan of Reorganization, on the Effective Date, the Company issued 29,038 shares of Series A Preferred Stock to Deerfield. The Series A Preferred Stock has no stated maturity date, is not convertible or redeemable and carries a liquidation preference of $29,038,000, which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction. The Series A Preferred Stock is carried at par value and is classified as equity.
[13]	Reflects the cumulative impact of the fresh start adjustments described above on additional paid in capital: Description Adjustment Amount Cash proceeds from issuance of common stock (1) $ 7,052,500 Establishment of intangible assets (2) 10,476,284 Net assets of the predecessor (5) 359,935 Less par value of common and preferred stock (3) (753) $ 17,887,966
[14]	Reflects the cumulative impact of the fresh start adjustments described above on additional paid in capital: Description Adjustment Amount Cash proceeds from issuance of common stock (1) $ 7,052,500 Establishment of intangible assets (2) 10,476,284 Net assets of the predecessor (5) 359,935 Less par value of common and preferred stock (3) (753) $ 17,887,966